Segment Information (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Nine Months Ended September 30, 2019					Nine Months Ended September 30, 2018
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	146,130	163,572	—	—	309,702	175,564	73,101	—	—	248,665
Depreciation and amortization	(48,617)	(36,095)	—	—	(84,712)	(49,252)	(16,142)	—	—	(65,394)
Other operating expenses	(128,950)	(40,337)	—	—	(169,287)	(158,964)	(30,369)	—	—	(189,333)
Impairment of long-term assets (2) (3)	(41,597)	—	—	—	(41,597)	—	—	—	—	—
Other operating gains/(losses) (note 18)	12,060	(34,403)	—	—	(22,343)	36,000	187,366	—	—	223,366
Operating (loss)/income	(60,974)	52,737	—	—	(8,237)	3,348	213,956	—	—	217,304

Inter segment operating income/(loss) (4)	553	—	—	(553)	—	269	—	—	(269)	—
Segment operating (loss)/ income	(60,421)	52,737	—	(553)	(8,237)	3,617	213,956	—	(269)	217,304

Equity in net (losses)/earnings of affiliates	(29,495)	—	(18,135)	—	(47,630)	15,485	(2,047)	(16,985)	—	(3,547)

Balance Sheet:	September 30, 2019					December 31, 2018
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Total assets	2,791,542	1,674,541	257,537	(6,004)	4,717,616	2,990,506	1,555,389	266,151	(5,451)	4,806,595
Investment in affiliates	249,563	—	257,537	—	507,100	305,631	—	266,151	—	571,782

(1) Eliminations required for consolidation purposes.
(2) On March 29, 2019 we signed an agreement with LNG Hrvatska for the future sale of the Golar Viking once converted into an FSRU, following the completion of its current charter lease term, which triggered an impairment indicator. The impairment loss of $34.3 million is recognized in operating costs for the write down of the Golar Viking asset to its fair value. Fair value is based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market.
(3) In May 2019, a major shareholder sold its shareholding which triggered a re-assessment of the carrying value of our investment in OLT-O. This resulted in an impairment charge of $7.3 million for the write down of the carrying value in our investment in OLT-O to its fair value.
(4) Inter segment operating income/(loss) relates to management fee revenues and charter revenues between the segments.

Schedules of Concentration of Risk, by Risk Factor
For the nine months ended September 30, 2019 and 2018, revenues from the following customers accounted for over 10% of our total operating revenues, excluding vessel and other management fees:

	Nine months ended September 30,
(in thousands of $)	2019		2018
Cool Pool (note 17)	66,691	23%	141,024	61%
Perenco and SNH	163,571	56%	73,101	31%